Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Precidian ETFs Trust
Entity Central Index Key	0001499655
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000256275
Shareholder Report [Line Items]
Fund Name	Arm Holdings PLC ADRhedged™
Trading Symbol	ARMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Arm Holdings PLC ADRhedged™ for the period of March 13, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arm Holdings PLC ADRhedged™	$7Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.19%	[2]
Expenses Short Period Footnote [Text Block]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 681,736
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$681,736
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Information Technology	99.8%
Money Market Funds	0.1

C000256274
Shareholder Report [Line Items]
Fund Name	ASML Holding NV ADRhedged™
Trading Symbol	ASMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the ASML Holding NV ADRhedged™ for the period of March 13, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASML Holding NV ADRhedged™	$6Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 6	[3]
Expense Ratio, Percent	0.19%	[4]
Expenses Short Period Footnote [Text Block]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 536,901
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$536,901
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Information Technology	100.2%
Money Market Funds	0.0

C000192678
Shareholder Report [Line Items]
Fund Name	AstraZeneca PLC ADRhedged™
Trading Symbol	AZNH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the AstraZeneca PLC ADRhedged™ for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AstraZeneca PLC ADRhedged™	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[5]
AssetsNet	$ 2,462,574
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,462,574
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Health Care	99.9%
Money Market Funds	0.0

C000192680
Shareholder Report [Line Items]
Fund Name	BP P.L.C. ADRhedged™
Trading Symbol	BPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the BP P.L.C. ADRhedged™ for the period of January 6, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BP P.L.C. ADRhedged™	$9Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 9	[6]
Expense Ratio, Percent	0.19%	[7]
Expenses Short Period Footnote [Text Block]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 453,395
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$453,395
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Energy	99.8%
Money Market Funds	0.1

C000192683
Shareholder Report [Line Items]
Fund Name	GSK plc ADRhedged™
Trading Symbol	GSKH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the GSK plc ADRhedged™ for the period of January 6, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSK plc ADRhedged™	$9Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 9	[8]
Expense Ratio, Percent	0.19%	[9]
Expenses Short Period Footnote [Text Block]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 526,310
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$526,310
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Health Care	99.8%

C000192684
Shareholder Report [Line Items]
Fund Name	HSBC Holdings plc ADRhedged™
Trading Symbol	HSBH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the HSBC Holdings plc ADRhedged™ for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HSBC Holdings plc ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[10]
AssetsNet	$ 3,910,588
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,910,588
Total number of portfolio holdings	6
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Financials	99.9%
Money Market Funds	0.0

C000192669
Shareholder Report [Line Items]
Fund Name	Novo Nordisk A/S (B Shares) ADRhedged™
Trading Symbol	NVOH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Novo Nordisk A/S (B Shares) ADRhedged™ for the period of January 6, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Novo Nordisk A/S (B Shares) ADRhedged™	$8Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 8	[11]
Expense Ratio, Percent	0.19%	[12]
Expenses Short Period Footnote [Text Block]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 733,444
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$733,444
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Health Care	100.3%

C000192674
Shareholder Report [Line Items]
Fund Name	SAP SE ADRhedged™
Trading Symbol	SAPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the SAP SE ADRhedged™ for the period of January 6, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAP SE ADRhedged™	$10Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 10	[13]
Expense Ratio, Percent	0.19%	[14]
Expenses Short Period Footnote [Text Block]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 1,100,388
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,100,388
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Information Technology	100.2%

C000192671
Shareholder Report [Line Items]
Fund Name	Shell plc ADRhedged™
Trading Symbol	SHEH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Shell plc ADRhedged™ for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shell plc ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[15]
AssetsNet	$ 3,969,371
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,969,371
Total number of portfolio holdings	6
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Energy	99.9%
Money Market Funds	0.0

C000256267
Shareholder Report [Line Items]
Fund Name	STMicroelectronics NV ADRhedged™
Trading Symbol	STHH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the STMicroelectronics NV ADRhedged™ for the period of March 13, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STMicroelectronics NV ADRhedged™	$6Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 6	[16]
Expense Ratio, Percent	0.19%	[17]
Expenses Short Period Footnote [Text Block]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 596,562
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$596,562
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Information Technology	100.1%

C000192676
Shareholder Report [Line Items]
Fund Name	Toyota Motor Corporation ADRhedged™
Trading Symbol	TMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Toyota Motor Corporation ADRhedged™ for the period of March 13, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toyota Motor Corporation ADRhedged™	$5Footnote Reference1	0.19%Footnote Reference2
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 5	[18]
Expense Ratio, Percent	0.19%	[19]
Expenses Short Period Footnote [Text Block]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 461,690
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$461,690
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Sector	% of Net Assets
Consumer Discretionary	97.9%
Money Market Funds	2.4

[1]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[2]	Annualized
[3]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[4]	Annualized
[5]	Annualized
[6]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[7]	Annualized
[8]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[9]	Annualized
[10]	Annualized
[11]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[12]	Annualized
[13]	Based on the period January 6, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[14]	Annualized
[15]	Annualized
[16]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[17]	Annualized
[18]	Based on the period March 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[19]	Annualized